Intangible Assets (Details 1) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in Accounting Estimate [Line Items]
Total			$ 79
Intangible Assets, Amortization Period [Member]
Change in Accounting Estimate [Line Items]
2025	$ 21	$ 21
2026	22	9
2027	14	9
2028	14	9
2029	14
Thereafter	14
Total	$ 99	$ 85